Goodwill	9 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Note 4. Goodwill
The carrying amount of goodwill allocated to the Company’s reportable segments was as follows (in thousands):

	Autonomy Solutions	Other Component Sales	Total
Balance as of December 31, 2019	$687	$14	$701
Balance as of September 30, 2020	$687	$14	$701
The Company did not record any impairment charge related to goodwill for the nine months ended September 30, 2019 and September 30, 2020, respectively.